Expense Example, No Redemption - Class A Shares Class C Shares Class R6 Shares Class Y Shares - Victory Integrity Mid-Cap Value Fund - Class C	1 Year	3 Years	5 Years	10 Years
USD ($)	178	6,063	8,256	9,449